Note 15 - Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
15.	OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	-	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other	-	12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601

Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	-	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other	-	324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2014:
Foreign currency translation adjustments	¥419,557	-	¥419,557
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,656,759	¥(594,776)	1,061,983
Less: Reclassification adjustments for gains included in net income	(107,655)	41,232	(66,423)
Other	-	(7,421)	(7,421)
Net unrealized holding gain (loss) during the period	1,549,104	(560,965)	988,139
Defined benefit pension plans:
Amount arising during the period	63,775	(22,896)	40,879
Less: Reclassification adjustments for losses included in net income	369	(133)	236
Net defined benefit pension plans	64,144	(23,029)	41,115

Other comprehensive income (loss)	¥2,032,805	¥(583,994)	¥1,448,811

	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2014:
Foreign currency translation adjustments	$4,074	-	$4,074
Unrealized holding gain (loss) on securities:
Amount arising during the period	16,088	$(5,776)	10,312
Less: Reclassification adjustments for gains included in net income	(1,045)	400	(645)
Other	-	(71)	(71)
Net unrealized holding gain (loss) during the period	15,043	(5,447)	9,596
Defined benefit pension plans:
Amount arising during the period	619	(222)	397
Less: Reclassification adjustments for gains included in net income	4	(2)	2
Net defined benefit pension plans	623	(224)	399

Other comprehensive income (loss)	$19,740	$(5,671)	$14,069

The changes in accumulated other comprehensive income (loss) by component for the years ended March 31, 2014 are as follows:

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2013:	¥495,217	¥(187,318)	¥(44,129)	¥263,770
Other comprehensive income before reclassifications	1,054,562	40,879	419,701	1,515,142
Amounts reclassified out of accumulated other comprehensive income	(66,423)	236	―	(66,187)
Other comprehensive income	988,139	41,115	419,701	1,448,955
Other	―	―	61	61
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786

	Thousands of U.S. Dollars
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2013:	$4,809	$(1,820)	$(428)	$2,561
Other comprehensive income before reclassifications	10,241	397	4,075	14,713
Amounts reclassified out of accumulated other comprehensive income	(645)	2	―	(643)
Other comprehensive income	9,596	399	4,075	14,070
Other	―	―	1	1
Year ended March 31, 2014:	$14,405	$(1,421)	$3,648	$16,632

The amounts reclassified from accumulated other comprehensive income to the consolidated statements of income, with presentation location, for the year ended March 31, 2014, are as follows:

	Thousands of Yen	Thousands of U.S. Dollars
	2014	2014

Comprehensive income components:			Location

Unrealized holding gain on securities	¥107,655	$1,045	Net gain on sales of other investments
	(41,232)	(400)	Income tax expense
	66,423	645	Net income
Defined benefit pension plans	(369)	(4)	Net periodic pension costs (Note 13)
	133	2	Income tax expense
	(236)	(2)	Net income
Total amount reclassified	¥66,187	$643